Concentrations and Risks - Schedule of the Customers Accounting of Total Receivables from Customers (Details) - Customer Concentration Risk [Member] - Receivables [Member] - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025		Mar. 31, 2025
Customer B [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Total receivables from customers	$ 247		$ 42
Total receivables from customers percentage	4.00%		22.00%
Customer D [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Total receivables from customers	$ 1,000			[1]
Total receivables from customers percentage	16.00%			[1]
Customer E [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Total receivables from customers	$ 1,000			[1]
Total receivables from customers percentage	16.00%			[1]
Customer F [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Total receivables from customers	$ 1,787			[1]
Total receivables from customers percentage	29.00%			[1]
Customer G [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Total receivables from customers	$ 1,044			[1]
Total receivables from customers percentage	17.00%			[1]
Customer H [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Total receivables from customers		[1]	$ 99
Total receivables from customers percentage		[1]	52.00%
Customer I [Member]
Schedule of the Customers Accounting of Total Receivables from Customers [Line Items]
Total receivables from customers		[1]	$ 41
Total receivables from customers percentage		[1]	21.00%

[1]	Less than 10% of total receivables